STOCK-BASED COMPENSATION (Share-Based Compensation Activity) (Detail) - PBF Energy [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Stock Option [Member]
Options & Restricted Stock
Beginning balance, option nonvested	8,356,658	6,882,775	5,970,625
Granted	1,899,909	2,500,742	1,638,075
Exercised	(49,656)	(884,878)	(462,500)
Forfeited	(132,995)	(141,981)	(263,425)
Ending balance , option Nonvested	10,073,916	8,356,658	6,882,775	5,970,625
Options exercisable and vested (in shares)	5,345,051	3,531,066	2,958,875
Options expected to vest (in shares)	10,073,916
Weighted Average Exercise Price
Beginning balance Nonvested	$ 29.60	$ 27.27	$ 27.37
Granted	34.11	35.25	26.52
Exercised	24.23	27.57	25.65
Forfeited	31.65	33.49	27.71
Ending balance, Nonvested	30.47	29.60	27.27	$ 27.37
Weighted average exercise price, Exercisable and vested	28.37	$ 27.39	$ 27.58
Weighted average exercise price, expected to vest	$ 30.47
Weighted Average Remaining Contractual Life
Weighted average remaining contractual term, granted (in years)	10 years	10 years	10 years
Weighted average remaining contractual term, outstanding (in years)	7 years 2 months 1 day	7 years 5 months 23 days	7 years 9 months 25 days	8 years 7 days
Weighted average remaining contractual term, exercisable and vested (in years)	5 years 11 months 8 days	6 years 3 months 7 days	6 years 9 months 7 days
Weighted average remaining contractual term, expected to vest (in years)	7 years 2 months 1 day
Restricted Stock [Member]
Options & Restricted Stock
Beginning balance, option nonvested	793,954	1,095,716	521,369
Granted	58,324	58,830	762,425
Exercised	(356,204)	(345,073)	(172,978)
Forfeited	(3,849)	(15,519)	(15,100)
Ending balance , option Nonvested	492,225	793,954	1,095,716	521,369
Weighted Average Exercise Price
Beginning balance Nonvested	$ 26.88	$ 25.56	$ 24.89
Granted	28.20	47.24	25.86
Exercised	26.68	26.13	24.99
Forfeited	24.18	24.18	24.18
Ending balance, Nonvested	$ 27.21	$ 26.88	$ 25.56	$ 24.89